PROPERTY AND EQUIPMENT (Detail Textuals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 12,792	$ 12,958	$ 39,046	$ 38,221	$ 51,484	$ 46,444